Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding principal	$ 440,154	$ 440,244
Total debt	429,745	435,545
Less: Current portion of long-term debt	(44,660)	(45,458)
Long-term debt	385,085	390,087
Lampung Facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(5,041)	(5,809)
Total debt	121,512	130,275
Gallant facility [Member]
Debt Instrument [Line Items]
Unamortized fair value of debt assumed	0	215
Total debt	0	140,812
Grace facility [Member]
Debt Instrument [Line Items]
Unamortized fair value of debt assumed	0	895
Total debt	0	164,458
$385 Million Facility (Member)
Debt Instrument [Line Items]
Unamortized debt issuance costs	(5,368)	0
Export Credit Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	101,653	109,096
Export Credit Tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	0	29,333
Export Credit Tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	0	27,750
Export Credit Tranche [Member] | $385 Million Facility (Member)
Debt Instrument [Line Items]
Outstanding principal	54,500	0
Tranche Two [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	24,900	26,988
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	0	111,264
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	0	135,813
Commercial tranche [Member] | $385 Million Facility (Member)
Debt Instrument [Line Items]
Outstanding principal	$ 259,101	$ 0